T. ROWE PRICE GROWTH STOCK ETF

March 31, 2021 (Unaudited)
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.2%
COMMUNICATION SERVICES 19.4%
Entertainment 5.6%
Activision Blizzard	1,210	113
Netflix (1)	1,321	689
Playtika Holding (1)	1,696	46
ROBLOX, Class A (1)	372	24
Sea, ADR (1)	3,363	751
Spotify Technology (1)	757	203
		1,826
Interactive Media & Services 13.8%
Alphabet, Class A (1)	531	1,095
Alphabet, Class C (1)	436	902
Facebook, Class A (1)	5,058	1,490
IAC/InterActive (1)	247	53
Match Group (1)	1,735	238
Pinterest, Class A (1)	1,739	129
Snap, Class A (1)	11,665	610
		4,517
Total Communication Services		6,343
CONSUMER DISCRETIONARY 23.9%
Auto Components 0.3%
Aptiv (1)	724	100
		100
Automobiles 3.4%
Ferrari NV	1,343	281
Tesla (1)	1,268	847
		1,128
Hotels Restaurants & Leisure 3.3%
Airbnb, Class A (1)	109	20
Booking Holdings (1)	101	235
Chipotle Mexican Grill (1)	143	203
DraftKings, Class A (1)	2,145	132
Las Vegas Sands	2,877	175
Wynn Resorts (1)	2,510	315
		1,080
Internet & Direct Marketing Retail 13.5%
Alibaba Group Holding, ADR (1)	3,782	858
Amazon.com (1)	1,044	3,230
Coupang, Class A (1)	1,452	72
DoorDash, Class A (1)	893	117
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
Farfetch, Class A (1)	2,963	157
		4,434
Specialty Retail 1.8%
Carvana (1)	479	125
Ross Stores	3,743	449
		574
Textiles, Apparel & Luxury Goods 1.6%
Lululemon Athletica (1)	743	228
NIKE, Class B	2,289	304
		532
Total Consumer Discretionary		7,848
FINANCIALS 1.7%
Capital Markets 1.6%
MSCI	224	94
S&P Global	636	224
Tradeweb Markets, Class A	1,092	81
XP, Class A (1)	3,363	127
		526
Insurance 0.1%
Chubb (1)	298	47
		47
Total Financials		573
HEALTH CARE 11.4%
Biotechnology 1.4%
Argenx SE, ADR (1)	234	65
Incyte (1)	1,525	124
Vertex Pharmaceuticals (1)	1,221	262
		451
Health Care Equipment & Supplies 2.7%
Align Technology (1)	110	60
Intuitive Surgical (1)	584	431
Stryker	1,709	416
		907
Health Care Providers & Services 5.4%
Anthem	752	270
Centene (1)	263	17
Cigna	1,747	422
HCA Healthcare	1,502	283
Humana	371	156
UnitedHealth Group	1,646	612
		1,760
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
Life Sciences Tools & Services 0.3%
Avantor (1)	3,683	106
		106
Pharmaceuticals 1.6%
AstraZeneca, ADR	3,496	174
Eli Lilly & Co.	1,874	350
		524
Total Health Care		3,748
INDUSTRIALS & BUSINESS SERVICES 6.7%
Aerospace & Defense 1.3%
Boeing (1)	534	136
Teledyne Technologies (1)	697	288
		424
Air Freight & Logistics 1.0%
FedEx	1,206	343
		343
Airlines 0.3%
Southwest Airlines	1,795	110
		110
Commercial Services & Supplies 0.7%
Cintas	707	241
		241
Electrical Equipment 0.3%
Generac Holdings (1)	260	85
		85
Industrial Conglomerates 1.2%
Roper Technologies	969	391
		391
Machinery 0.7%
Cummins	627	163
Fortive	261	18
Parker-Hannifin	106	33
		214
Professional Services 0.8%
Clarivate (1)	1,927	51
Equifax	300	54
TransUnion	1,623	146
		251
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
Road & Rail 0.4%
Norfolk Southern	386	104
Union Pacific	82	18
		122
Total Industrials & Business Services		2,181
INFORMATION TECHNOLOGY 35.6%
Electronic Equipment, Instruments & Components 0.3%
Zebra Technologies, Class A (1)	169	82
		82
IT Services 11.9%
Affirm Holdings (1)	116	8
Black Knight (1)	2,016	149
Fidelity National Information Services	2,337	329
Fiserv (1)	3,544	422
Global Payments	1,802	363
Mastercard, Class A	2,448	872
PayPal Holdings (1)	2,208	536
Shopify, Class A (1)	115	127
Snowflake, Class A (1)	91	21
StoneCo, Class A (1)	1,490	91
Visa, Class A	4,435	939
Wix.com	179	50
		3,907
Semiconductors & Semiconductor Equipment 3.6%
Advanced Micro Devices (1)	3,262	256
ASML Holding NV (1)	729	450
Marvell Technology Group	328	16
NVIDIA	367	196
Taiwan Semiconductors Manufacturing, ADR	2,170	257
		1,175
Software 15.3%
Adobe (1)	73	35
Avalara (1)	880	117
Coupa Software (1)	154	39
Crowdstrike Holdings, Class A (1)	37	7
Datadog, Class A (1)	1,065	89
Intuit	1,478	566
Microsoft	11,333	2,672
Paycom Software (1)	247	91
salesforce.com (1)	2,298	487
ServiceNow (1)	752	376
Slack Technologies, Class A (1)	388	16
Splunk (1)	1,989	270
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
Workday, Class A (1)	397	99
Zoom Video Communications, Class A (1)	505	162
		5,026
Technology Hardware, Storage & Peripherals 4.5%
Apple	11,964	1,461
		1,461
Total Information Technology		11,651
MATERIALS 0.5%
Chemicals 0.5%
Linde	529	148
Total Materials		148
Total Common Stocks (Cost $29,573)		32,492
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
State Street Institutional U.S. Government Money Market Fund, 0.04% (2)	335,873	336
Total Short-Term Investments (Cost $336)		336
Total Investments in Securities 100.2% of Net Assets (Cost $29,909)		$32,828
Other Assets Less Liabilities (0.2%)		(58)
Net Assets 100.0%		$32,770

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH STOCK ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Growth Stock ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
Security Valuation
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices.

T. ROWE PRICE GROWTH STOCK ETF

A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs
On March 31, 2021, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
ETF788-054Q1
03/2021